LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 9, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE SELECT FUND,

DATED FEBRUARY 7, 2014

The Board of Trustees has approved the engagement of Atlantic Investment Management, Inc. (“Atlantic”) as a subadviser to manage to the equity hedge strategy of the fund. Atlantic will become a subadviser to the fund effective June 9, 2014. The information below supplements the fund’s Statement of Additional Information as of that date.

The section of the Statement of Additional Information titled “Investment Objective and Management Policies — Investment Objective and Principal Investment Strategies” is supplemented with the following text:

Investment strategy	Subadviser
Equity Hedge	Atlantic Investment Management, Inc.

The section of the Statement of Additional Information titled “Investment Objective and Management Policies — Investment Objective and Principal Investment Strategies” is supplemented with the following text:

Atlantic (Equity Hedge — Global Long/Short Equity): The subadviser’s developed equity long/short strategy seeks to achieve capital appreciation through both long and short positions of primarily U.S. companies. The strategy focuses on: (i) long investments in undervalued companies, which are temporarily out-of-favor and candidates for an earnings turnaround, restructuring or takeover; and (ii) actively managing its net market exposure by shorting securities, including ETFs. The subadviser focuses its long-side research on approximately 1,000 high-quality industrial, consumer and business service franchises with market capitalizations between $1 billion and $30 billion. In selecting long investments, the subadviser emphasizes predictability of cash flows and adherence to a strict buy/sell discipline. The subadviser will normally sell a stock when it reaches a target price or when other investments offer better opportunities.

The section of the Statement of Additional Information titled “Investment Management and Other Services — Subadvisers and trading advisor” is supplemented with the following text:

Atlantic Investment Management, Inc. (“Atlantic”), 666 Fifth Avenue, 34th Floor, New York, NY 10103, serves as a subadviser for the fund. Alexander J. Roepers owns Atlantic. Mr. Roepers is also the founder and serves as the Chief Investment Officer of Atlantic.

The following is added to the first table in the section of the fund’s Statement of Additional Information titled “Disclosure of Portfolio Holdings — Ongoing arrangements”:

Recipient	Frequency	Delay Before Dissemination
Enfusion Systems	Daily	None

The section of the Statement of Additional Information titled “Appendix B — Proxy Voting Policies and Procedures” is supplemented with the following text:

ATLANTIC INVESTMENT MANAGEMENT, INC.

PROXY VOTING POLICY

I. INTRODUCTION

These Proxy Voting Policies and Procedures (these “Procedures”) have been prepared for Atlantic Investment Management, Inc. (the “Company”).

If you have any questions not answered by these Procedures, you should contact Bruce Berger (“the CCO”) or Alexander J. Roepers (“the Fund Manager”). These Procedures are intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Rule”). These Procedures will be updated as required to comply with applicable law and regulations.

II. RULE 206 (4)-6: PROXY VOTING BY INVESTMENT ADVISORS

General Principles

The Securities and Exchange Commission (the “SEC”) has stated that the duty of care requires an investment adviser with proxy voting authority to monitor corporate actions affecting companies in client portfolios and to vote proxies. To satisfy the duty of loyalty, an investment adviser must cast proxy votes in a manner consistent with the best interests of clients, and must not subrogate clients’ interests to its own.

Resolving Potential Conflicts of Interest

Conflicts of interest shall be addressed though the following three-step process:

1.	Identification of all potential conflicts of interest

Examples of potential conflicts of interest include:

☐	The Company or an affiliate manages a pension plan, administers employee benefit plans, or provides brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies;

☐	The Company or an affiliate has a substantial business relationship with a portfolio company or a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

☐	The Company or an affiliate has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships;

☐	An officer or employee of the Company or an affiliate may have a familial relationship to a portfolio company (e.g. a spouse or other relative who serves as a director of a public company).

2.	Determination of material conflicts

The SEC has not provided any specific guidance as to how an investment adviser should analyze or determine whether a conflict is “material” for purposes of proxy voting. Thus, you may rely on traditional analysis of questions of materiality under the federal securities laws. You are encouraged to consult with the CCO on all questions of materiality.

3.	Establishment of procedures to address material conflicts

If you encounter a material conflict of interest with respect to a particular vote, you should contact the Fund Manager to determine how to vote the proxy consistent with the best interests of your clients and in a manner not affected by your conflict of interest.

Determination of voting in cases where a material conflict of interest exists shall be in the discretion of the Fund Manager. The Fund Manager may opt for a voting procedure by which guidance is sought from the Company’s clients, including the Board of Directors of a fund client, on matters involving a material conflict of interest.

Record Keeping

Pursuant to SEC Rule 204-2, the Company shall retain the following five types of records relating to proxy voting:

☐	Proxy voting policies and procedures;

☐	Proxy statements received for client securities;

☐	Records of votes cast on behalf of clients;

☐	Written client requests for proxy voting information and written adviser responses to any client request (whether oral or written) for proxy voting information; and

☐	Any documents prepared by the adviser that were material to making a proxy voting decision or that memorialized the basis for the decision.

With respect to proxy statements received regarding client securities, where possible the Company shall rely on the SEC’s electronic EDGAR system rather than maintaining its own copies. With respect to proxy statements and records of votes cast by the Company, rather than maintaining its own copies, the Company shall rely on records maintained by a third party such as a proxy voting service approved by the CCO, provided that the Company shall obtain an undertaking from such third party to provide a copy of these records promptly upon request. The Company shall maintain the records described above (other than proxy statements filed on EDGAR or records maintained by third parties) in the Company’s office for two years; after two years such records shall be retained for an additional three years but may be moved to a place determined by the CCO to be “easily accessible”.

III. VOTING GUIDELINES FOR DOMESTIC U.S. SECURITIES

The Company has established and, absent extenuating circumstances, will generally adhere to the following positions on common proxy voting issues affecting U.S. securities.

General Principles

Vote For:

a.	Routine Matters/Corporate Administrative Items
b.	Corporate Governance

Vote on a Case by-Case Basis:

a.	Potential for Major Economic Impact
b.	Special Interest Issues
c.	Other Business, such as the Board Authority to Transact such Other Business as May Properly Come before the Meeting

Board of Directors

Vote For:

a.	Separating the Positions of Chairman and CEO
b.	Indemnification and Liability Protection
c.	Shareholder Proposals on Independent Directors

Vote on a Case-by-Case Basis:

a.	Nominations in Uncontested Elections
b.	Independence Issues
c.	Limitations on Director Tenure and Retirement
d.	Minimum Stock Ownership

Ratification of Auditors

Vote For:

Ratification of Auditors if audit committee approves ratification, no excessive fees for non-audit services, no potential conflict exists and the auditor is competent.

Proxy Contests

Vote on a Case-by-Case Basis:

a.	Director Nominations in Contested Elections
b.	Reimbursement for Proxy Solicitation Expenses

Proxy Contest Defenses

Vote For:

a.	Shareholder Ability to Alter the Size of the Board
b.	Shareholder Ability to Remove Directors
c.	Shareholder Ability to Act by Written Consent
d.	Shareholders’ Right to Call Special Meetings
e.	Shareholders’ Right to Act Independently of Management

Vote on a Case-by-Case Basis:

Cumulative Voting

Tender Offer Defenses

Vote For:

a.	Proposals to Lower Supermajority Vote Requirement
b.	Proposals to Require Shareholder Approval of Blank Check Preferred Stock Issues
c.	Proposals to Require Shareholder Approval of Poison Pill

Vote on a Case-by-Case Basis:

a.	Proposals to Repeal Classified Boards and to Elect All Directors Annually
b.	Fair Price Provisions
c.	Shareholder Proposals to Redeem a Company’s Poison Pill and Management Proposals to Ratify a Poison Pill
d.	Greenmail
e.	White Squire Placements
f.	Unequal Voting Rights Plans

Miscellaneous Governance Provisions

Vote For:

a.	Confidential Voting

Vote on a Case-by-Case Basis:

a.	Equal Access
b.	Bundled/Combination Proposals
c.	Charitable Contributions

Capital Structure

Vote For:

a.	Share Repurchase Programs
b.	Adjustments to Par Value of Common Stock
c.	Dual-Class Stock with No Dilution Effect

Vote on a Case-by-Case Basis:

a.	Stock Authorizations
b.	Stock Splits
c.	Reverse Stock Splits
d.	Preferred Stock
e.	Preemptive Rights

Vote Against:

a.	Creation of Dual-Class Stock with Superior Voting Rights

Executive and Director Compensation

Vote For:

a.	401(k) Employee Benefit Plans
b.	Disclosure of Board and Executive Compensation
c.	COBRA-Related Compensation Proposals

Vote on a Case-by-Case Basis:

a.	Stock Options Plans
b.	Employee Stock Ownership Plans
c.	Golden and Tin Parachutes
d.	Employee Stock Purchase Plans
e.	Management Proposals on Option Repricing
f.	Shareholder Proposals on Compensation

Vote Against:

a.	Equity Repricing Plans with Shareholders’ Approval

State of Incorporation

Vote For:

a.	Reincorporation Proposals

Vote on a Case-by-Case Basis:

a.	State Takeover Statutes
b.	Offshore Presence

Mergers and Restructuring

Vote on a Case-by-Case Basis:

a.	Mergers and Acquisitions
b.	Corporate Restructurings, including Spin-Offs; Asset Sales; Liquidations

Issues with Social/Moral Implications

Vote on a Case-by-Case Basis:

a.	War on Terrorism Implications
b.	Alcohol and Tobacco
c.	Energy and Environment
d.	Geographic Significance, (1) South Africa; (2) Northern Ireland
e.	Military Business
f.	Maquiladora Standards and International Operations Policies
g.	World Debt Crisis
h.	Equal Employment Opportunity and Discrimination
i.	Animal Rights
j.	Product Integrity and Market
k.	Human Resources Issues

IV. VOTING GUIDELINES FOR NON-U.S. SECURITIES

The Company has established and, absent extenuating circumstances, will generally adhere to the following positions on common proxy voting issues affecting non-U.S. securities.

Auditors

Vote For:

a.	Approval of Financial Results/Director and Auditor Reports
b.	Selection of Auditors and Proposals Authorizing the Board to Fix Auditor Fees
c.	Appointment or Reelection of Statutory Auditors

Vote on a Case-by-Case Basis:

a.	Appointment of External Auditors

Corporate Actions

Vote For:

a.	Allocation of Income
b.	Most Stock (Scrip) Dividend Proposals
c.	Resolutions to Change a Company’s Fiscal Term

Vote on a Case-by-Case Basis:

a.	Amendments to the Articles of Association
b.	Proposals to Amend Quorum Requirements for Shareholder Meetings
c.	Approval of the Allocation of Income
d.	Proposals against a Cash Option with No Harmful Effects
e.	Lower Disclosure Threshold for Stock Ownership
f.	Transact Other Business

Board of Directors

Vote For:

a.	Management Nominees in the Election of Director
b.	Individual Nominees
c.	Proposals to Award Cash Fees to Non-Executive Directors
d.	Discharge of the Board and Management
e.	Proposals to Fix Board Size

Vote on a Case-by-Case Basis:

a.	Non-Executive Director Compensation Proposals
b.	Proposals that Bundle Compensation for Both Non-executive and Executive Directors into a Single Resolution
c.	Indemnification and Liability Protection for Directors and Officers
d.	Shareholder Nominees
e.	Individual Directors
f.	Proposals to Introduce Retirement Benefits for Non-executive Directors
g.	Proposals to Indemnify Auditors
h.	The Introduction of Classified Boards and Mandatory Retirement Ages for Directors
i.	Proposals to Alter Board Structure or Size for Control of the Company or the Board

Capital Structure

Vote For:

a.	General Issuances
b.	Nonspecific Proposals to Increase Authorized Capital
c.	Proposals for Reduction of Capital for Routine Accounting Purposes

d.	Resolutions to Maintain or Convert to a One Share, One Vote Structure
e.	Issuances/Creation of Preferred Stock with No Adverse Effect on Existing Shareholders

f.	Issuances/Creation of Convertible Preferred Stock/Convertible Debt Instruments
g.	Debt Restructuring
h.	Share Repurchase Plans
i.	Re-issuance of Shares Repurchased
j.	Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote on a Case-by-Case Basis:

a.	Specific Issuances
b.	Proposals to Reduce Capital in connection with Corporate Restructuring
c.	Nonconvertible Debt Issuance
d.	Pledging of Assets for Debt
e.	Increase in Borrowing Powers
f.	Blank Check Preferred Authorization
g.	Proposals to Adopt Unlimited Capital Authorizations
h.	Creation/Continuation of Dual Class Stock
i.	Creation of Preference Shares with Carrying Superior Voting Rights to Common Shareholders
j.	Creation of Blank Check Preferred Stock

Mergers and Corporate Restructurings

Vote For:

a.	General Mergers and Acquisitions
b.	Mandatory Takeover Bid Waivers
c.	Expansion of Business Activities
d.	Proposals on Improvement Corporate Governance at a Reasonable Cost

Vote on a Case-by-Case Basis:

a.	Reorganizations and Restructurings
b.	Reincorporation Proposals
c.	Related-Party Transactions
d.	Compensation Plans
e.	Shareholder Proposals
f.	Mergers and Acquisitions with Insufficient Information to Shareholders
g.	Limitations on Business Activities or Capabilities
h.	Proposals with No or Little Benefits with Significant Costs

Please retain this supplement for future reference.

PRML016453